Company Financial Information	12 Months Ended
Dec. 31, 2021
Company Financial Information
Company Financial Information

29. Company Financial Information

This note has been included in these financial statements in accordance with the requirements of Regulation S-X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for Ardagh Metal Packaging S.A. as presented in accordance with IFRS as issued by the IASB. The statement of comprehensive income and the statement of cash flows reflect the period since the date of incorporation on January 20, 2021 and hence no comparative periods have been presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The company financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

The functional currency of the Company is euro and accordingly, the company financial information set out below is presented in euro.

(i) Statement of financial position

At December 31,
2021
€’m
Non-current assets
Investments in subsidiary undertakings	3,401
3,401

Current assets
Amounts receivable from subsidiary undertakings	11
Other receivables and prepayments	2
13
Total assets	3,414

Equity attributable to owners of the parent
Issued capital	6
Share premium	5,100
Other reserves	(1,832)
Retained earnings	(148)
Total equity	3,126
Non-current liabilities
Amounts payable to related parties (iv)	258
Other liabilities (v)	30
288
Total liabilities	288
Total equity and liabilities	3,414

(ii) Statement of comprehensive income

Year ended December 31,
2021
€’m
Dividend income	46
Other external charges	(1)
Finance income	1
Profit before exceptional items	46
Exceptional operating costs	(183)
Exceptional finance costs	(11)
Loss before tax	(148)
Income tax	—
Loss and total comprehensive income for the year	(148)

(iii) Statement of cash flows

Year ended December 31,
2021
€’m
Cash flows from operating activities
Cash used in operations	(12)
Net cash used in operating activities	(12)
Cash flows from investing activities
Contribution to subsidiary undertaking	(585)
Net cash used in investing activities	(585)
Cash flows from financing activities
Repayment of borrowings	(11)
Proceeds from share issuance	561
Dividends received	46
Net cash outflow from financing activities	596
Net decrease in cash and cash equivalents	(1)
Cash and cash equivalents at the beginning of the year	—
Exchange gains on cash and cash equivalents	1
Cash and cash equivalents at end of year	—

(iv) Amounts payable to related parties

Amounts payable to related parties at December 31, 2021 relate to the Earnout Shares which are issuable by AMPSA to AGSA - see note 21 and 25.

(v) Other liabilities

Other liabilities relate to the Warrants – see note 21.

(vi) Exceptional costs

Exceptional operating costs of €183 million have been recognized in the year ended December 31, 2021, primarily relating to listing service expenses for AMPSA. Exceptional finance costs comprised of a net €11 million loss on movements in the fair market values and foreign currency on the Earnout Shares and Public and Private Warrants.

(vii) Contribution to subsidiary undertaking

During the year the Company made a capital contribution of €585 million to Ardagh Metal Packaging Holdings Sarl.

(viii) Proceeds from share issuance

During the year, PIPE Investors subscribed for and purchased shares of the Company for an aggregate cash amount of €585 million, offset by the payment of €24 million of directly attributable transaction costs related to the issuance of equity.

(ix) Dividends received

During the year the Company received a dividend of €46 million from its subsidiary Ardagh Metal Packaging Group S.A..

(x) Commitments and contingencies

The Company has guaranteed certain liabilities of a number of its subsidiaries for the year ended December 31, 2021 including guarantees under Section 357 of the Irish Companies Act, 2014 and Section 264 of the German Commercial Code. Furthermore, the Company has assumed joined and several liability in accordance with Section 403, Book 2 of the Dutch Civil Code for the liabilities of a number of its Dutch subsidiaries.

With exception of the above guarantees the Company had no commitments and contingencies at December 31, 2021.

(xi) Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC

Requirements for parent-only financial information and are presented in both euro and U.S. dollars.

	Year ended December 31,
	2021	2021
	€’m	$'m
IFRS loss reconciliation:
Parent only-IFRS equity	(148)	(176)
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(29)	(34)
Consolidated IFRS loss for the year	(177)	(210)

	At December 31,
	2021	2021
	€’m	$'m
IFRS equity reconciliation:
Parent only-IFRS equity	3,126	3,541
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,873)	(3,255)
Consolidated-IFRS equity	253	286